Annual Total Returns- Vanguard Mid-Cap Growth Fund (Investor) [BarChart] - Investor - Vanguard Mid-Cap Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.17%	14.84%	34.15%	10.86%	0.21%	0.44%	22.01%	(3.29%)	32.07%	33.41%